Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of operating segments [line items]
Profit for the period	€ 82.1	€ 51.7	€ 212.7	€ 152.2
Taxation	22.3	13.9	62.0	42.2
Net financing costs	4.4	15.0	35.1	90.4
Depreciation & amortization	22.6	17.1	65.8	50.7
Exceptional items	18.9	6.5	25.2	21.6
Material reconciling items
Disclosure of operating segments [line items]
Acquisition purchase price adjustments	0.0	0.0	0.0	2.3
Exceptional items	18.9	6.5	25.2	21.6
Other add-backs	2.9	9.0	10.6	14.4
Adjusted EBITDA	€ 153.2	€ 113.2	€ 411.4	€ 373.8